Income Taxes - Deferred Tax Assets and Liabilities Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Credit carryforwards	$ 14		$ 14
Net current deferred income tax assets	14		14
Depreciable property	(38,528)		(47,554)
Credit carryforwards	527		541
Other	3		(136)
Net long-term deferred income tax liabilities	(37,998)	[1]	(47,149)	[1]
Total net deferred income tax liabilities	$ (37,984)		$ (47,135)

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.